Note 2 - Liquidity	12 Months Ended
Dec. 31, 2014
Liquidity [Abstract]
Liquidity [Text Block]

NOTE 2 – LIQUIDITY

The Company has incurred recurring losses from operations and used cash in operating activities while in the process of developing and commercializing halloysite clay and iron oxide.  The Company's activities have been financed primarily through the sale of convertible debt and equity securities.  In November 2014, the Company raised $12,500,000 of financing through the private placement of 10% Mandatorily Convertible PIK Notes due 2018, but containing various terms that may effectively reduce or increase the maturity.  At December 31, 2014, the Company has working capital of approximately $8,200,000, which management believes should fund its operations through December 31, 2015.  Besides continuing its strategic business plan on generating revenue, the Company intends to explore various strategic alternatives, including the sale of equity, debt or the disposal of certain non-core assets to raise additional capital. Management can also take steps to reduce the Company's future operating expenses as needed.